Expense Example, No Redemption - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Mid Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Mid Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	188
3 Years	582
5 Years	1,001
10 Years	1,968
Fidelity Advisor Mid Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	482
3 Years	760
5 Years	1,058
10 Years	1,906
Fidelity Advisor Mid Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Mid Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835